GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2024

(unaudited)

COMMON STOCKS — 60.9%
	SHARES	VALUE
Software & Services — 7.6%
Adobe, Inc. (a)	6,586	$3,148,635
Cadence Design Systems, Inc. (a)	8,732	2,411,080
Microsoft Corporation	41,806	16,987,868
Palo Alto Networks, Inc. (a)	9,238	3,328,728
ServiceNow, Inc. (a)	5,144	4,799,301
		30,675,612
Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	11,600	2,588,076
ASML Holding NV (b)	3,740	2,515,337
NVIDIA Corporation	114,421	15,190,532
NXP Semiconductors NV (b)	9,455	2,217,197
		22,511,142
Capital Goods — 4.9%
Eaton Corporation PLC	10,408	3,451,085
Ferguson Enterprises, Inc.	15,607	3,070,521
MYR Group, Inc. (a)	14,633	1,916,923
Rockwell Automation, Inc.	7,827	2,087,539
Trane Technologies PLC	9,501	3,516,890
Westinghouse Air Brake Technologies Corporation	18,706	3,516,354
Xylem, Inc.	19,149	2,331,965
		19,891,277
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
AstraZeneca PLC ADR (b)	73,287	5,214,370
Gilead Sciences, Inc.	28,375	2,520,268
IQVIA Holdings, Inc. (a)	9,197	1,892,927
Merck & Company, Inc.	27,300	2,793,336
Novo Nordisk A/S ADR (b)	22,500	2,518,875
Thermo Fisher Scientific, Inc.	5,889	3,217,278
		18,157,054
Media & Entertainment — 4.0%
Alphabet, Inc., Class A	62,283	10,657,244
Netflix, Inc. (a)	5,000	3,780,150
Spotify Technology SA (a)(b)	5,107	1,966,706
		16,404,100

	SHARES	VALUE
Technology Hardware & Equipment — 3.7%
Apple, Inc.	66,284	$14,974,218

Banks — 3.5%
Bank of America Corporation	100,000	4,182,000
East West Bancorp, Inc.	48,032	4,682,640
PNC Financial Services Group, Inc. (The)	28,515	5,368,519
		14,233,159
Healthcare Equipment & Services — 3.5%
Alcon, Inc. (b)	35,019	3,219,997
Elevance Health, Inc.	7,489	3,038,737
Stryker Corporation	10,759	3,833,216
UnitedHealth Group, Inc.	6,970	3,934,565
		14,026,515
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corporation	6,409	5,602,620
Sysco Corporation	30,845	2,311,833
Target Corporation	21,254	3,188,950
		11,103,403
Financial Services — 2.5%
Intercontinental Exchange, Inc.	17,678	2,755,470
Mastercard, Inc., Class A	14,830	7,408,920
		10,164,390
Insurance — 2.5%
Aflac, Inc.	28,265	2,961,889
Progressive Corporation (The)	15,121	3,671,832
Travelers Companies, Inc. (The)	13,908	3,420,534
		10,054,255
Consumer Discretionary Distribution & Retail — 2.4%
Home Depot, Inc. (The)	9,892	3,894,975
TJX Companies, Inc. (The)	49,595	5,605,723
Tractor Supply Company	262	69,563
		9,570,261
1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	continued

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corporation REIT	17,274	$3,688,690
Equinix, Inc. REIT	2,596	2,357,376
Prologis, Inc. REIT	10,930	1,234,434
		7,280,500
Materials — 1.8%
Avery Dennison Corporation	11,233	2,325,568
Ball Corporation	38,581	2,285,924
International Flavors & Fragrances, Inc.	25,779	2,563,206
		7,174,698
Renewable Energy & Energy Efficiency — 1.7%
First Solar, Inc. (a)	15,473	3,009,189
Ormat Technologies, Inc.	35,154	2,777,869
Sunrun, Inc. (a)	66,322	958,353
		6,745,411
Household & Personal Products — 1.4%
Procter & Gamble Company (The)	17,374	2,869,837
Unilever PLC ADR (b)	49,477	3,013,644
		5,883,481
Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	14,910	2,693,044
Union Pacific Corporation	10,254	2,379,646
		5,072,690
Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. (a)	15,357	2,049,699
Chipotle Mexican Grill, Inc. (a)	45,286	2,525,600
		4,575,299
Consumer Durables & Apparel — 1.0%
Deckers Outdoor Corporation (a)	11,568	1,861,175

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Lululemon Athletica, Inc. (a)	7,160	$2,132,964
		3,994,139
Commercial & Professional Services — 0.7%
Verisk Analytics, Inc.	10,870	2,986,206

Utilities — 0.7%
American Water Works Company, Inc.	19,443	2,685,273

Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc. (a)	9,787	2,651,886

Telecommunication Services — 0.5%
Verizon Communications, Inc.	49,228	2,073,976

Food & Beverage — 0.5%
McCormick & Company, Inc.	23,732	1,856,792

Automobiles & Components — 0.4%
Aptiv PLC (a)	27,341	1,553,789
Total Common Stocks
(Cost $119,806,438)		246,299,526

	PRINCIPAL AMOUNT
BONDS & NOTES — 39.0%

Green and Sustainability Bonds — 27.3%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$6,000,000	5,009,370
Apple, Inc. 3.00%, due 6/20/27 (c)	5,000,000	4,844,655
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	990,741
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	3,855,884
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	6,000,000	5,037,960

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Boston Properties LP 4.50%, due 12/1/28 (c)	$5,000,000	$4,855,065
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	3,891,784
Century Housing Corporation 5.40%, due 8/15/25	4,500,000	4,505,926
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	485,075
European Investment Bank 3.75%, due 2/14/33 (b)	5,000,000	4,822,435
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,983,404
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	4,000,000	3,950,920
International Finance Corporation 2.125%, due 4/7/26 (b)	2,885,000	2,797,905
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	5,000,000	4,224,145
Kreditanstalt fuer Wiederaufbau 4.375%, due 2/28/34 (b)	4,000,000	4,016,752
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	4,280,600
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	3,500,000	3,404,244
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,288,973
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	4,500,000	4,432,662
PNC Financial Services Group, Inc. (The) 2.20%, due 11/1/24 (c)	5,000,000	5,000,000
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,704,800

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Public Finance Authority 5.292%, due 7/1/29	$3,000,000	$3,007,341
Salesforce, Inc. 1.50%, due 7/15/28 (c)	6,000,000	5,411,112
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,853,126
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,357,782
United States International Development Finance Corporation 3.05%, due 6/15/35	1,108,500	1,022,363
United States International Development Finance Corporation 2.58%, due 7/15/38	2,604,419	2,251,137
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	5,000,000	4,839,310
Visa, Inc. 0.75%, due 8/15/27 (c)	6,000,000	5,466,570
Xylem, Inc. 2.25%, due 1/30/31 (c)	4,500,000	3,891,051
		110,483,092
U.S. Government Agencies — 5.7%
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	2,927,937
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	2,885,703
Federal Farm Credit Banks Funding Corporation 3.875%, due 8/15/28	4,000,000	3,953,764
Federal Farm Credit Banks Funding Corporation 1.14%, due 8/20/29 (c)	5,500,000	4,748,524
3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	concluded

	PRINCIPAL AMOUNT	VALUE
U.S. Government Agencies — (continued)
Federal Farm Credit Banks Funding Corporation 1.23%, due 7/29/30 (c)	$5,000,000	$4,177,265
Federal Home Loan Banks 3.315%, due 11/13/35	5,000,000	4,472,545
		23,165,738
Community Development Financial Institutions — 2.6%
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,372,415
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,757,117
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,902,872
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,967,364
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,349,645
		10,349,413
Government — 1.3%
Export Development Canada 4.75%, due 6/5/34	5,000,000	5,141,605

Capital Goods — 0.8%
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (b)(c)	3,500,000	3,382,379

Equity Real Estate Investment Trusts (REITs) — 0.8%
National Community Renaissance of California 3.27%, due 12/1/32 (c)	4,000,000	3,366,520

	PRINCIPAL AMOUNT	VALUE
Municipal — 0.5%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	$1,980,050	$1,941,292
Total Bonds & Notes
(Cost $164,346,520)		157,830,039

SHORT-TERM INVESTMENTS — 0.6%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $2,501,123)		2,501,123
Total Short-term Investments
(Cost $2,501,123)		2,501,123
TOTAL INVESTMENTS — 100.5%
(Cost $286,654,081)		406,630,688
Liabilities Less Other Assets—(0.5)%		(2,023,845)
NET ASSETS — 100.0%		$404,606,843

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

LP – Limited Partnership

LLC – Limited Liability Company

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $3,404,244.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
4

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2024

(unaudited)

COMMON STOCKS — 100.0%
	SHARES	VALUE
Software & Services — 20.9%
Accenture PLC, Class A (a)	17,226	$5,939,869
Adobe, Inc. (b)	12,167	5,816,799
ANSYS, Inc. (b)	2,473	792,374
Autodesk, Inc. (b)	6,122	1,737,424
Automatic Data Processing, Inc.	11,065	3,200,441
Cadence Design Systems, Inc. (b)	7,576	2,091,885
Cognizant Technology Solutions Corporation, Class A	13,875	1,034,936
Fidelity National Information Services, Inc.	14,924	1,339,131
Fortinet, Inc. (b)	17,970	1,413,520
Gen Digital, Inc.	15,913	463,227
International Business Machines Corporation	25,137	5,196,321
Intuit, Inc.	7,657	4,673,067
Microsoft Corporation	190,687	77,485,663
Okta, Inc., Class A (b)	4,375	314,519
Paycom Software, Inc.	1,478	308,946
PayPal Holdings, Inc. (b)	27,116	2,150,299
PTC, Inc. (b)	3,958	733,536
Salesforce, Inc.	26,602	7,751,025
ServiceNow, Inc. (b)	5,588	5,213,548
Teradata Corporation (b)	2,334	75,225
Visa, Inc., Class A	43,071	12,484,129
Western Union Company (The)	6,337	68,186
Workday, Inc., Class A (b)	5,877	1,374,336
ZoomInfo Technologies, Inc. (b)	6,790	75,030
		141,733,436
Semiconductors & Semiconductor Equipment — 17.2%
Advanced Micro Devices, Inc. (b)	44,056	6,347,148
Analog Devices, Inc.	13,571	3,027,826
Applied Materials, Inc.	22,771	4,134,758
Intel Corporation	117,034	2,518,572
Lam Research Corporation	35,880	2,667,678
Microchip Technology, Inc.	15,268	1,120,213
NVIDIA Corporation	668,190	88,708,904
NXP Semiconductors NV (a)	7,023	1,646,894
ON Semiconductor Corporation (b)	12,017	847,078
Skyworks Solutions, Inc.	4,591	402,080

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — (continued)
Texas Instruments, Inc.	24,915	$5,061,731
		116,482,882
Media & Entertainment — 8.6%
Alphabet, Inc., Class A	159,201	27,240,883
Alphabet, Inc., Class C	137,813	23,798,927
Electronic Arts, Inc.	7,217	1,088,684
John Wiley & Sons, Inc., Class A	1,195	58,914
New York Times Company (The), Class A	4,705	262,727
Omnicom Group, Inc.	5,578	563,378
Scholastic Corporation	537	13,334
Walt Disney Company (The)	49,938	4,804,036
Warner Bros Discovery, Inc. (b)	64,841	527,157
		58,358,040
Financial Services — 6.6%
Ally Financial, Inc.	7,840	274,792
American Express Company	15,737	4,250,249
Ameriprise Financial, Inc.	2,398	1,223,699
Bank of New York Mellon Corporation (The)	20,481	1,543,448
BlackRock, Inc.	4,090	4,012,413
Charles Schwab Corporation (The)	41,344	2,928,396
CME Group, Inc.	9,769	2,201,542
Equitable Holdings, Inc.	8,639	391,692
FactSet Research Systems, Inc.	974	442,254
Franklin Resources, Inc.	7,424	154,197
Intercontinental Exchange, Inc.	15,648	2,439,054
Invesco Ltd.	8,227	142,656
Mastercard, Inc., Class A	22,744	11,362,675
Moody’s Corporation	4,509	2,047,266
Morgan Stanley	33,613	3,907,511
Nasdaq, Inc.	11,666	862,351
Northern Trust Corporation	5,441	546,929
S&P Global, Inc.	8,741	4,198,827
State Street Corporation	8,244	765,043
Synchrony Financial	11,126	613,488
T. Rowe Price Group, Inc.	6,057	665,422
1

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	continued

	SHARES	VALUE
Financial Services — (continued)
Voya Financial, Inc.	2,177	$174,813
		45,148,717
Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
AbbVie, Inc.	48,234	9,833,466
Agilent Technologies, Inc.	7,990	1,041,177
Amgen, Inc.	14,632	4,684,581
Biogen, Inc. (b)	3,951	687,474
BioMarin Pharmaceutical, Inc. (b)	5,079	334,655
Bio-Techne Corporation	4,230	311,963
Bristol-Myers Squibb Company	55,015	3,068,187
Danaher Corporation	18,302	4,496,069
Gilead Sciences, Inc.	33,964	3,016,682
Illumina, Inc. (b)	4,266	614,901
IQVIA Holdings, Inc. (b)	4,976	1,024,160
Jazz Pharmaceuticals PLC (a)(b)	1,294	142,379
Merck & Company, Inc.	69,066	7,066,833
Mettler-Toledo International, Inc. (b)	589	760,841
Vertex Pharmaceuticals, Inc. (b)	7,081	3,370,414
Waters Corporation (b)	1,617	522,469
Zoetis, Inc.	12,475	2,230,281
		43,206,532
Capital Goods — 6.1%
3M Company	15,067	1,935,657
A.O. Smith Corporation	3,506	263,301
AGCO Corporation	1,507	150,459
Air Lease Corporation, Class A	2,574	114,157
Allegion PLC (a)	2,360	329,527
Applied Industrial Technologies, Inc.	1,079	249,886
Builders FirstSource, Inc. (b)	3,382	579,675
Carrier Global Corporation	22,322	1,623,256
Caterpillar, Inc.	13,229	4,976,750
CNH Industrial NV (a)	20,898	234,685
Cummins, Inc.	3,759	1,236,636
Deere & Company	7,144	2,891,105
Dover Corporation	3,687	698,060
Eaton Corporation PLC	11,009	3,650,364
EMCOR Group, Inc.	1,308	583,460

	SHARES	VALUE
Capital Goods — (continued)
Fastenal Company	16,200	$1,266,516
Ferguson Enterprises, Inc.	5,625	1,106,662
Flowserve Corporation	2,941	154,814
Fortive Corporation	9,308	664,870
Fortune Brands Innovations, Inc.	3,000	249,990
Graco, Inc.	4,541	369,864
Granite Construction, Inc.	1,230	103,381
IDEX Corporation	1,732	371,756
Illinois Tool Works, Inc.	8,086	2,111,497
Lennox International, Inc.	919	553,762
Lincoln Electric Holdings, Inc.	1,521	292,884
Masco Corporation	6,006	479,939
Middleby Corporation (The) (b)	1,253	162,514
Owens Corning	2,421	428,009
PACCAR, Inc.	14,595	1,521,967
Pentair PLC (a)	4,190	415,313
Quanta Services, Inc.	4,064	1,225,824
Rockwell Automation, Inc.	3,054	814,532
Roper Technologies, Inc.	3,130	1,683,095
Sensata Technologies Holding PLC	3,742	128,500
Snap-on, Inc.	1,347	444,685
Stanley Black & Decker, Inc.	4,006	372,318
Tennant Company	403	35,287
Timken Company (The)	1,336	110,888
Trane Technologies PLC	6,243	2,310,909
United Rentals, Inc.	1,846	1,500,429
W.W. Grainger, Inc.	1,249	1,385,428
Westinghouse Air Brake Technologies Corporation	4,878	916,966
Xylem, Inc.	6,711	817,266
		41,516,843
Consumer Discretionary Distribution & Retail — 3.7%
AutoNation, Inc. (b)	664	103,232
Best Buy Company, Inc.	5,640	510,025
Booking Holdings, Inc.	934	4,367,618
Buckle, Inc. (The)	825	35,112
CarMax, Inc. (b)	4,278	309,642
Foot Locker, Inc.	2,330	54,033
GameStop Corporation, Class A (b)	11,071	245,555
Gap, Inc. (The)	6,246	129,729
2

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	continued

	SHARES	VALUE
Consumer Discretionary Distribution & Retail — (continued)
Home Depot, Inc. (The)	27,108	$10,673,775
Kohl’s Corporation	2,823	52,169
LKQ Corporation	6,782	249,510
Lowe’s Companies, Inc.	15,655	4,098,949
Nordstrom, Inc.	2,841	64,235
ODP Corporation (The) (b)	814	25,258
Pool Corporation	1,005	363,448
Signet Jewelers Ltd.	1,284	117,717
Target Corporation	12,714	1,907,609
Tractor Supply Company	2,991	794,140
Ulta Beauty, Inc. (b)	1,331	491,112
Williams-Sonoma, Inc.	3,656	490,379
		25,083,247
Food & Beverage — 3.4%
Archer-Daniels-Midland Company	13,608	751,298
Bunge Global SA	3,922	329,526
Campbell Soup Company	4,507	210,252
Coca-Cola Company (The)	112,686	7,359,523
Conagra Brands, Inc.	10,897	315,359
Darling Ingredients, Inc. (b)	4,018	157,144
General Mills, Inc.	14,770	1,004,655
Hormel Foods Corporation	7,838	239,451
Ingredion, Inc.	1,693	224,763
JM Smucker Company (The)	2,700	306,477
Kellanova	7,389	595,923
Keurig Dr Pepper, Inc.	29,266	964,315
Kraft Heinz Company (The)	24,667	825,358
Lamb Weston Holdings, Inc.	3,918	304,389
McCormick & Company, Inc.	6,635	519,122
Mondelez International, Inc., Class A	36,579	2,504,930
PepsiCo, Inc.	37,962	6,304,729
		22,917,214
Healthcare Equipment & Services — 3.3%
Align Technology, Inc. (b)	1,976	405,139
Becton, Dickinson & Company	7,844	1,832,280
Cardinal Health, Inc.	6,842	742,494
Cencora, Inc.	4,999	1,140,172

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Centene Corporation (b)	14,466	$900,653
Cigna Group (The)	7,797	2,454,574
Cooper Cos., Inc. (The) (b)	5,234	547,895
DaVita, Inc. (b)	1,420	198,530
DENTSPLY SIRONA, Inc.	4,236	98,148
DexCom, Inc. (b)	10,935	770,699
Edwards Lifesciences Corporation (b)	16,601	1,112,433
Elevance Health, Inc.	6,375	2,586,720
HCA Healthcare, Inc.	5,348	1,918,542
Henry Schein, Inc. (b)	3,231	226,913
Hologic, Inc. (b)	6,056	489,749
Humana, Inc.	3,272	843,620
IDEXX Laboratories, Inc. (b)	2,314	941,613
Insulet Corporation (b)	1,908	441,759
Laboratory Holdings, Inc.	2,163	493,748
Patterson Companies, Inc.	1,973	41,453
Pediatrix Medical Group, Inc. (b)	1,714	21,116
Quest Diagnostics, Inc.	2,942	455,510
ResMed, Inc.	4,054	982,973
Select Medical Holdings Corporation	3,015	96,721
STERIS PLC	2,650	587,903
Teladoc Health, Inc. (b)	4,124	37,116
Veeva Systems, Inc., Class A (b)	4,239	885,230
West Pharmaceutical Services, Inc.	1,993	613,704
Zimmer Biomet Holdings, Inc.	5,355	572,557
		22,439,964
Renewable Energy & Energy Efficiency — 3.2%
Acuity Brands, Inc.	831	249,873
First Solar, Inc. (b)	2,816	547,656
Itron, Inc. (b)	1,302	145,512
Johnson Controls International, PLC (a)	18,448	1,393,746
Ormat Technologies, Inc.	1,343	106,124
Tesla, Inc. (b)	78,255	19,552,012
		21,994,923
3

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	continued

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corporation REIT	12,797	$2,732,671
Anywhere Real Estate, Inc. (b)	2,732	10,546
AvalonBay Communities, Inc. REIT	3,835	849,874
BXP, Inc. REIT	3,850	310,156
CBRE Group, Inc., Class A (b)	8,480	1,110,626
COPT Defense Properties REIT	1,136	36,579
Crown Castle, Inc. REIT	11,754	1,263,438
Digital Realty Trust, Inc. REIT	8,971	1,598,901
Equinix, Inc. REIT	2,603	2,363,732
Equity Residential REIT	9,228	649,374
Federal Realty Investment Trust REIT	1,623	179,893
Healthpeak Properties, Inc.	18,284	410,476
Host Hotels & Resorts, Inc. REIT	19,629	338,404
Iron Mountain, Inc. REIT	8,003	990,211
Jones Lang LaSalle, Inc. (b)	1,351	366,067
Macerich Company (The) REIT	6,428	120,204
PotlatchDeltic Corporation REIT	1,647	68,466
Prologis, Inc. REIT	25,460	2,875,453
SBA Communications Corporation, Class A REIT	2,809	644,581
Simon Property Group, Inc. REIT	9,084	1,536,286
UDR, Inc. REIT	7,916	333,976
Ventas, Inc. REIT	11,119	728,183
Welltower, Inc. REIT	16,447	2,218,371
		21,736,468
Insurance — 2.7%
Allstate Corporation (The)	7,357	1,372,228
Arthur J. Gallagher & Company	5,905	1,660,486
Chubb Ltd. (a)	10,726	3,029,451
Hartford Financial Services Group, Inc. (The)	8,164	901,632
Lincoln National Corporation	4,685	162,804
Loews Corporation	3,988	314,892
Marsh & McLennan Companies, Inc.	13,374	2,918,742
Principal Financial Group, Inc.	6,614	544,994
Progressive Corporation (The)	15,978	3,879,938
Prudential Financial, Inc.	9,939	1,217,329

	SHARES	VALUE
Insurance — (continued)
Travelers Companies, Inc. (The)	6,292	$1,547,454
Willis Towers Watson PLC (a)	2,705	817,424
		18,367,374
Materials — 2.6%
Albemarle Corporation	3,144	297,831
Amcor PLC (a)	37,730	419,935
Avery Dennison Corporation	2,263	468,509
Axalta Coating Systems Ltd. (b)	5,518	209,242
Ball Corporation	8,644	512,157
Compass Minerals International, Inc.	775	9,540
CRH PLC	18,805	1,794,561
Ecolab, Inc.	7,168	1,761,393
H.B. Fuller Company	1,004	73,473
International Flavors & Fragrances, Inc.	7,031	699,092
Linde PLC (a)	13,172	6,008,408
Minerals Technologies, Inc.	887	66,782
Mosaic Company (The)	8,443	225,935
Newmont Corporation	31,861	1,447,764
PPG Industries, Inc.	6,261	779,557
Sealed Air Corporation	3,582	129,597
Sherwin-Williams Company (The)	6,624	2,376,492
Sonoco Products Company	2,267	119,063
		17,399,331
Technology Hardware & Equipment — 2.3%
Cisco Systems, Inc.	110,819	6,069,557
Cognex Corporation	4,685	188,478
Corning, Inc.	22,413	1,066,635
Dell Technologies, Inc., Class C	7,828	967,776
F5, Inc. (b)	1,575	368,361
Flex Ltd. (b)	11,256	390,245
Hewlett Packard Enterprise Company	36,305	707,584
HP, Inc.	27,827	988,415
Keysight Technologies, Inc. (b)	4,751	707,946
Motorola Solutions, Inc.	4,558	2,048,137
TE Connectivity PLC (a)	8,730	1,286,977
Trimble, Inc. (b)	6,620	400,510
4

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	continued

	SHARES	VALUE
Technology Hardware & Equipment — (continued)
Xerox Holdings Corporation	3,436	$28,072
Zebra Technologies Corporation, Class A (b)	1,402	535,522
		15,754,215
Consumer Services — 2.2%
Aramark	6,506	246,122
Choice Hotels International, Inc.	543	75,754
Darden Restaurants, Inc.	3,240	518,465
Domino’s Pizza, Inc.	957	395,939
Hilton Worldwide Holdings, Inc.	6,994	1,642,541
Jack in the Box, Inc.	147	7,240
Marriott International, Inc., Class A	6,789	1,765,276
McDonald’s Corporation	19,679	5,748,432
Royal Caribbean Cruises Ltd.	6,568	1,355,307
Starbucks Corporation	31,000	3,028,700
Vail Resorts, Inc.	922	152,766
		14,936,542
Household & Personal Products — 2.2%
Clorox Company (The)	3,218	510,214
Colgate-Palmolive Company	21,725	2,035,850
Estee Lauder Companies, Inc. (The), Class A	6,306	434,736
Kimberly-Clark Corporation	9,226	1,237,945
Procter & Gamble Company (The)	64,781	10,700,525
		14,919,270
Transportation — 1.5%
ArcBest Corporation	692	72,093
Avis Budget Group, Inc.	493	40,919
C.H. Robinson Worldwide, Inc.	3,164	326,019
CSX Corporation	53,561	1,801,792
Delta Air Lines, Inc.	4,348	248,793
Expeditors International of Washington, Inc.	4,063	483,497
J.B. Hunt Transport Services, Inc.	2,250	406,395
Ryder System, Inc.	1,202	175,829
Southwest Airlines Company	3,392	103,727

	SHARES	VALUE
Transportation — (continued)
U-Haul Holding Company	2,348	$160,274
Union Pacific Corporation	16,773	3,892,510
United Parcel Service, Inc., Class B	20,075	2,691,254
		10,403,102
Banks — 1.1%
Bank of Hawaii Corporation	927	66,957
Cathay General Bancorp	1,103	50,716
Citizens Financial Group, Inc.	12,780	538,294
Comerica, Inc.	3,323	211,708
Huntington Bancshares, Inc.	40,066	624,629
International Bancshares Corporation	1,407	86,193
KeyCorp	25,746	444,119
M&T Bank Corporation	4,641	903,510
Old National Bancorp	6,371	122,706
PNC Financial Services Group, Inc. (The)	11,167	2,102,411
Regions Financial Corporation	24,189	577,391
Truist Financial Corporation	36,846	1,586,220
Zions Bancorp NA	3,956	205,949
		7,520,803
Consumer Durables & Apparel — 0.9%
Capri Holdings Ltd. (a)(b)	3,074	60,681
Columbia Sportswear Company	674	54,237
Deckers Outdoor Corporation (b)	4,338	697,941
Ethan Allen Interiors, Inc.	161	4,455
Garmin Ltd. (a)	4,319	856,674
Hanesbrands, Inc. (b)	8,252	57,351
Hasbro, Inc.	3,349	219,795
La-Z-Boy, Inc.	1,314	49,998
Mattel, Inc. (b)	8,275	168,644
Meritage Homes Corporation	1,049	190,079
Mohawk Industries, Inc. (b)	1,488	199,794
Newell Brands, Inc.	10,704	94,195
NIKE, Inc., Class B	33,213	2,561,719
PVH Corporation	1,561	153,696
Topgolf Callaway Brands Corporation (b)	4,085	39,665
5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	continued

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Under Armour, Inc., Class A (b)	3,994	$34,149
Under Armour, Inc., Class C (b)	4,705	37,169
VF Corporation	8,490	175,828
Whirlpool Corporation	1,452	150,296
Wolverine World Wide, Inc.	2,001	30,795
		5,837,161
Telecommunication Services — 0.7%
Lumen Technologies Inc. (b)	26,703	170,632
Verizon Communications, Inc.	115,025	4,846,003
		5,016,635
Commercial & Professional Services — 0.6%
ACCO Brands Corporation	1,470	7,203
ASGN, Inc. (b)	1,165	107,296
Broadridge Financial Solutions, Inc.	3,228	680,656
Copart, Inc. (b)	25,048	1,289,220
Deluxe Corporation	1,064	19,961
Exponent, Inc.	1,449	136,757
Heidrick & Struggles International, Inc.	562	21,952
HNI Corporation	1,540	75,891
ICF International, Inc.	500	84,295
Interface, Inc.	1,599	27,934
Kelly Services, Inc., Class A	1,229	24,568
ManpowerGroup, Inc.	1,245	78,248
Robert Half, Inc.	2,928	199,426
Steelcase, Inc., Class A	2,858	34,382
Tetra Tech, Inc.	7,460	364,645
TransUnion	5,266	533,446
Veralto Corporation	6,841	699,082
		4,384,962
Consumer Staples Distribution & Retail — 0.3%
Kroger Co. (The)	18,882	1,053,049
Sysco Corporation	13,475	1,009,951
		2,063,000

	SHARES	VALUE
Automobiles & Components — 0.2%
Aptiv PLC (b)	7,422	$421,792
Autoliv, Inc. (a)	2,063	191,612
BorgWarner, Inc.	5,871	197,442
Harley-Davidson, Inc.	3,202	102,304
Rivian Automotive, Inc., Class A (b)	20,173	203,747
		1,116,897
Utilities — 0.1%
American Water Works Company, Inc.	5,370	741,651
Essential Utilities, Inc.	7,006	270,431
		1,012,082
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	1,781	15,548
United Natural Foods, Inc. (b)	1,542	31,364
		46,912
Total Common Stocks
(Cost $254,740,512)		679,396,552

SHORT-TERM INVESTMENTS — 0.1%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $550,250)		550,250
Total Short-term Investments
(Cost $550,250)		550,250
TOTAL INVESTMENTS — 100.1%
(Cost $255,290,762)		679,946,802
Liabilites Less Other Assets—(0.1)%		(862,644)
NET ASSETS — 100.0%		$679,084,158

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

6

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	concluded

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
7

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2024

(unaudited)

COMMON STOCKS — 100.5%
	SHARES	VALUE
Japan — 24.4%
Ajinomoto Company, Inc.	19,800	$760,632
ANA Holdings, Inc.	6,900	135,907
Asahi Kasei Corporation	53,100	366,320
Bridgestone Corporation	24,400	869,497
Brother Industries Ltd.	10,000	194,772
Concordia Financial Group Ltd.	45,200	223,889
Daikin Industries Ltd.	11,300	1,356,641
Daiwa Securities Group, Inc.	57,400	375,527
FANUC Corporation	40,431	1,072,688
Fuji Electric Company Ltd.	5,700	290,289
Fujitsu Ltd.	70,700	1,359,267
Hankyu Hanshin Holdings, Inc.	9,900	269,182
Hitachi Ltd.	198,315	4,982,637
Hoya Corporation	15,001	2,007,045
Ibiden Company Ltd.	5,100	162,000
JFE Holdings, Inc.	24,800	298,577
Kao Corp.	20,000	881,508
KDDI Corp.	65,717	2,049,016
Kubota Corporation	43,000	549,415
LY Corporation	115,200	314,241
MatsukiyoCocokara & Company	14,700	200,136
Mitsubishi Chemical Group Corporation	58,500	315,671
Mitsubishi Estate Company Ltd.	48,900	723,135
Mitsui Chemicals, Inc.	7,300	166,774
NEC Corporation	10,500	893,449
Nitto Denko Corporation	30,000	493,612
Nomura Research Institute Ltd.	16,114	482,025
Omron Corporation	7,500	296,110
Oriental Land Company Ltd.	46,500	1,123,773
Pan Pacific International Holdings Corporation	16,400	406,856
Rakuten Group, Inc. (a)	64,500	384,972
Renesas Electronics Corporation	72,000	964,679
Ricoh Company Ltd.	23,600	255,651
Rohm Company Ltd.	14,800	163,168
Secom Company Ltd.	18,000	640,132
Seiko Epson Corporation	12,389	225,178
Sekisui House Ltd.	25,700	620,695
SG Holdings Company Ltd.	13,700	137,388
Shimadzu Corporation	10,200	300,878
Shiseido Company Ltd.	17,200	371,261
SoftBank Corporation	1,218,470	1,533,936

	SHARES	VALUE
Japan — (continued)
Sompo Holdings, Inc.	40,384	$865,796
Sony Group Corporation	266,980	4,698,185
Sumitomo Metal Mining Company, Ltd.	10,600	293,075
Sumitomo Mitsui Financial Group, Inc.	160,573	3,406,483
Sysmex Corporation	21,600	400,754
T&D Holdings, Inc.	21,100	336,803
TDK Corporation	83,500	981,567
TIS, Inc.	9,100	226,922
Tokio Marine Holdings, Inc.	80,500	2,899,301
Tokyu Corp.	21,500	265,061
Toray Industries, Inc.	58,500	318,127
Unicharm Corporation	17,400	561,063
Yamaha Motor Company Ltd.	35,600	311,180
Yokogawa Electric Corporation	9,800	217,284
ZOZO, Inc.	5,800	188,068
		45,188,198
Canada — 12.6%
Agnico Eagle Mines Ltd.	21,342	1,842,058
Bank of Nova Scotia (The)	52,635	2,709,999
CGI, Inc. (a)	8,727	966,714
Dollarama, Inc.	12,148	1,264,093
Element Fleet Management Corporation	17,279	353,547
FirstService Corporation	1,747	323,453
Gildan Activewear, Inc.	6,325	309,527
iA Financial Corporation, Inc.	4,075	331,994
Metro, Inc.	9,170	544,576
National Bank of Canada	14,488	1,381,791
Nutrien Ltd.	21,104	1,006,244
Open Text Corporation	11,470	344,001
RB Global, Inc.	7,870	666,780
Saputo, Inc.	10,967	209,195
Shopify, Inc. (a)	51,738	4,047,187
Sun Life Financial, Inc.	24,727	1,370,960
TELUS Corporation	20,925	330,767
Toronto-Dominion Bank (The)	74,835	4,136,778
West Fraser Timber Company Ltd.	2,370	214,039
WSP Global, Inc.	5,320	950,868
		23,304,571
1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	continued

	SHARES	VALUE
United Kingdom — 9.8%
3i Group PLC	41,648	$1,707,944
Admiral Group PLC	11,188	370,228
Associated British Foods PLC	14,294	410,847
Barratt Redrow PLC	59,064	340,317
Berkeley Group Holdings PLC	4,387	250,351
Croda International PLC	5,705	273,756
Informa PLC	57,229	597,882
Intertek Group PLC	6,938	416,512
Kingfisher PLC	78,289	296,085
Land Securities Group PLC REIT	30,179	234,400
Legal & General Group PLC	253,932	712,287
M&G PLC	96,732	242,348
Mondi PLC	19,014	307,907
Pearson PLC	25,619	376,211
Phoenix Group Holdings PLC	30,227	192,026
RELX PLC	79,957	3,666,918
Schroders PLC	33,505	148,459
Segro PLC REIT	55,284	560,175
Taylor Wimpey PLC	151,928	287,262
Unilever PLC	106,754	6,512,421
Whitbread PLC	7,690	299,204
		18,203,540
France — 9.3%
AXA SA	77,743	2,919,130
Cie Generale des Etablissements Michelin SCA	28,970	979,087
Credit Agricole SA	45,037	690,355
Danone SA	27,660	1,976,052
Eurazeo SE	1,904	145,228
Hermes International SCA	1,356	3,081,950
Publicis Groupe SA	9,769	1,038,315
Rexel SA	9,717	267,726
Schneider Electric SE	23,405	6,063,227
		17,161,070
Switzerland — 9.3%
ABB Ltd.	67,648	3,759,062
Banque Cantonale Vaudoise	1,279	127,441
Coca-Cola HBC AG (a)	9,430	329,995
DSM-Firmenich AG	7,935	940,988
Givaudan SA	395	1,875,135
Julius Baer Group Ltd.	8,853	539,750

	SHARES	VALUE
Switzerland — (continued)
Kuehne + Nagel International AG	2,078	$518,720
Lonza Group AG	3,086	1,898,793
SGS SA	6,584	696,987
SIG Group AG (a)	13,182	284,454
Sonova Holding AG	2,179	797,332
Swiss Re AG	12,891	1,645,922
Zurich Insurance Group AG	6,270	3,696,611
		17,111,190
Netherlands — 6.7%
Akzo Nobel NV	7,348	468,916
ASML Holding NV	10,356	6,971,170
Koninklijke KPN NV	169,942	664,203
Prosus NV	60,687	2,557,726
Wolters Kluwer NV	10,624	1,785,777
		12,447,792
Australia — 6.4%
ASX Ltd.	8,369	356,417
BlueScope Steel Ltd.	19,034	252,935
Brambles Ltd.	59,889	721,076
Cochlear Ltd.	2,817	521,544
CSL Ltd.	20,660	3,879,091
Goodman Group	73,159	1,747,029
GPT Group (The) REIT	81,382	252,137
Northern Star Resources Ltd.	48,939	567,918
Orica Ltd.	20,444	232,227
Pilbara Minerals Ltd. (a)	123,045	227,903
QBE Insurance Group Ltd.	64,616	729,534
Suncorp Group Ltd.	54,718	641,866
Transurban Group	132,629	1,105,338
WiseTech Global Ltd.	7,178	551,123
		11,786,138
Denmark — 5.5%
Novo Nordisk A/S, Class B	70,834	7,945,038
Novonesis (Novozymes) B	15,088	948,149
Pandora A/S	3,523	532,661
Vestas Wind Systems A/S (a)	43,390	826,892
		10,252,740
2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	continued

	SHARES	VALUE
Germany — 5.1%
adidas AG	6,932	$1,660,206
Deutsche Boerse AG	8,128	1,888,018
GEA Group AG	6,653	327,710
Henkel AG & Company KGaA	4,402	343,330
Henkel AG & Company KGaA (b)	7,248	627,645
LEG Immobilien SE	3,185	300,889
Merck KGaA	5,511	911,137
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,731	2,930,812
Puma SE	4,532	206,665
Zalando SE (a)(c)	9,563	289,507
		9,485,919
Hong Kong — 2.6%
AIA Group Ltd.	477,449	3,768,181
Hang Seng Bank Ltd.	32,417	396,531
MTR Corporation Ltd.	66,167	240,742
Sino Land Company Ltd.	164,746	164,871
Swire Pacific Ltd. A Shares	17,500	146,574
		4,716,899
Finland — 1.8%
Elisa Oyj	6,113	290,988
Kesko Oyj B Shares	11,762	252,635
Kone Oyj, Class B	14,473	793,682
Metso OYJ	26,769	254,773
Sampo Oyj A Shares	21,493	953,052
Stora Enso Oyj R Shares	25,074	279,821
Wartsila OYJ Abp	21,629	414,261
		3,239,212
Italy — 1.5%
FinecoBank Banca Fineco SpA	26,279	419,535
Generali	43,589	1,208,595
Mediobanca Banca di Credito Finanziario SpA	21,387	352,838
Moncler SpA	9,433	524,090
Poste Italiane SpA (c)	19,462	273,671
		2,778,729

	SHARES	VALUE
Sweden — 1.4%
Boliden AB	11,794	$368,963
Essity AB, Class B	25,942	732,393
Svenska Cellulosa AB SCA, Class B	26,140	346,072
Svenska Handelsbanken AB A Shares	62,123	645,495
Tele2 AB B Shares	23,046	241,500
Telia Company AB	101,184	294,276
		2,628,699
Spain — 1.2%
Amadeus IT Group SA	19,264	1,396,555
Cellnex Telecom SA (c)	22,699	833,666
		2,230,221
Norway — 1.0%
DNB Bank ASA	38,350	794,727
Gjensidige Forsikring ASA	8,387	151,344
Mowi ASA	19,671	339,127
Orkla ASA	30,281	279,753
Telenor ASA	26,643	327,218
		1,892,169
Ireland — 0.7%
James Hardie Industries PLC (a)	18,462	588,823
Kerry Group PLC, Class A	6,620	661,196
		1,250,019
Belgium — 0.6%
Ageas SA	6,889	359,537
KBC Group NV	9,827	715,833
		1,075,370
Singapore — 0.5%
CapitaLand Ascendas REIT	160,100	324,444
CapitaLand Integrated Commercial Trust REIT	243,500	369,943
CapitaLand Investment Ltd.	98,911	208,960
		903,347
3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2024
(unaudited)	concluded

	SHARES	VALUE
New Zealand — 0.1%
Meridian Energy Ltd.	54,404	$193,206
Total Common Stocks
(Cost $151,692,422)		185,849,029

SHORT-TERM INVESTMENTS — 0.1%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $305,543)		305,543
Total Short-term Investments
(Cost $305,543)		305,543
TOTAL INVESTMENTS — 100.6%
(Cost $151,997,965)		186,154,572
Liabilities Less Other Assets — (0.6)%		(1,190,766)
NET ASSETS — 100.0%		$184,963,806

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Preference shares.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,396,844.
(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.
4

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2024

(unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At October 31, 2024	Unrealized Appreciation (Depreciation)
Australian Dollar	JP Morgan	AUD per USD	12/18/2024	110,000	$73,612	$72,425	$(1,187)
Canadian Dollar	Bank of Montreal	CAD per USD	12/18/2024	140,000	103,247	100,723	(2,524)
Euro	TD Securities	EUR per USD	12/18/2024	130,000	145,763	141,719	(4,044)
Euro	Citigroup	EUR per USD	12/18/2024	140,000	155,171	152,620	(2,551)
British Pound	Morgan Stanley	GBP per USD	12/18/2024	100,000	130,251	128,932	(1,319)
Japanese Yen	TD Securities	JPY per USD	12/18/2024	49,680,000	354,319	329,191	(25,128)
Japanese Yen	Morgan Stanley	JPY per USD	12/18/2024	10,330,000	72,698	68,449	(4,249)
					$1,035,061	$994,059	$(41,002)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2024	Unrealized Appreciation (Depreciation)
Switzerland Franc	Citibank	CHF per USD	12/18/2024	(310,000)	$(367,174)	$(361,037)	$6,137
Japanese Yen	TD Securities	JPY per USD	12/18/2024	(37,700,000)	(266,559)	(249,808)	16,751
					$(633,733)	$(610,845)	$22,888
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$401,328	$383,214	$(18,114)

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Switzerland Franc

EUR – Euro

GBP – British Pound

JPY – Japanese Yen